Share-Based Compensation (Details) - Schedule of share option - Weighted Average Remaining Contract Life (in years)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation (Details) - Schedule of share option [Line Items]
Number of Options outstanding beginning balance | shares
Weighted Average Grant Date Fair value Options outstanding beginning balance | $ / shares
Weighted Average Remaining Contract Life (in years) Options outstanding beginning balance
Number of Options outstanding ending balance | shares	333,125
Weighted Average Grant Date Fair value Options outstanding ending balance | $ / shares	$ 2.77
Weighted Average Remaining Contract Life (in years) ending balance	1 year 6 months 3 days
Number of Options Granted | shares	355,000
Weighted Average Grant Date Fair value Granted | $ / shares	$ 2.67
Weighted Average Remaining Contract Life (in years) Granted	2 years 3 months 10 days
Number of Options Forfeited | shares	(21,875)
Weighted Average Grant Date Fair value Forfeited | $ / shares	$ 1.13
Weighted Average Remaining Contract Life (in years) Forfeited
Number of Options Expired | shares
Weighted Average Grant Date Fair value Expired | $ / shares
Weighted Average Remaining Contract Life (in years) Expired
Number of Options Exercised | shares
Weighted Average Grant Date Fair value Exercised | $ / shares
Weighted Average Remaining Contract Life (in years) Exercised
Number of Options Vested and exercisable | shares	113,750
Weighted Average Grant Date Fair value Vested and exercisable | $ / shares	$ 2.72
Weighted Average Remaining Contract Life (in years) Vested and exercisable	1 year 5 months 8 days
Number of Options Vested and expected to vest | shares	333,125
Weighted Average Grant Date Fair value Vested and expected to vest | $ / shares	$ 2.77
Weighted Average Remaining Contract Life (in years) Vested and expected to vest	1 year 6 months 3 days